PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Movements of Projected Benefit Obligation (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 996	Rp 195
Net periodic post-employment health care benefit costs	253	167
Actuarial losses recognised in OCI	96	905
Return on plan assets (excluding amount included in net interest expense)	62	(271)
Pension benefit obligations at end of year	Rp 1,407	Rp 996